Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000162463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	9.85%	6.58%	6.22%
C000162464
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000117767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000162463
Average Annual Return [Line Items]
Average Annual Return, Percent	13.51%	7.29%	6.56%
Without Sales Load [Member] | C000162464
Average Annual Return [Line Items]
Average Annual Return, Percent	13.78%	7.54%	6.85%
Without Sales Load [Member] | C000117767
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%	7.61%	6.88%
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return, Percent	10.45%	1.13%	2.30%
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return, Percent	10.45%	1.13%	2.30%
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return, Percent	10.45%	1.13%	2.30%
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return, Percent	9.40%	1.62%	3.15%
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return, Percent	9.40%	1.62%	3.15%
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return, Percent	9.40%	1.62%	3.15%